Unaudited Condensed Consolidated Statements of Equity - USD ($)	Share capital	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling Interest	Total
Balance at Jun. 30, 2019	$ 2,618	$ 17,625,612		$ (8,174,141)	$ (302,222)		$ 9,151,867
Balance, Shares at Jun. 30, 2019	26,180,314
Issuance of ordinary shares in connection with acquisition of a subsidiary	$ 1,000	3,399,000				5,675,416	9,075,416
Issuance of ordinary shares in connection with acquisition of a subsidiary, Shares	10,000,000
Net (loss) income for the period				(1,335,766)		(4,995)	(1,340,761)
Foreign currency translation adjustment					81,152		81,152
Balance at Dec. 31, 2019	$ 3,618	21,024,612		(9,509,907)	(221,070)	5,670,421	16,967,674
Balance, Shares at Dec. 31, 2019	36,180,314
Balance at Jun. 30, 2020	$ 4,519	25,568,478		(10,280,741)	(352,649)	5,659,589	14,939,607
Balance, Shares at Jun. 30, 2020	45,188,648
Issuances of ordinary shares in connection with private placements	$ 3,375	11,046,625					11,050,000
Issuances of ordinary shares in connection with private , Shares	33,750,000
Issuances of ordinary shares for professional services	$ 55	222,450					222,505
Issuances of ordinary shares for professional services, Shares	553,350
Net (loss) income for the period				(681,041)		377,840	(303,201)
Appropriation of net income			5,848	(5,848)
Foreign currency translation adjustment					1,351,562		1,351,562
Balance at Dec. 31, 2020	$ 7,949	$ 36,837,553	$ 5,848	$ (10,967,630)	$ 998,913	$ 6,037,429	$ 26,882,633
Balance, Shares at Dec. 31, 2020	79,491,998